Commitments and Contingencies - Schedule of Other Commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure Of Commitments [Line Items]
Rent of office spaces	$ 586
Not Later Than 1 Year
Disclosure Of Commitments [Line Items]
Rent of office spaces	276
Later Than 1 Year and Not Later Than 5 Years
Disclosure Of Commitments [Line Items]
Rent of office spaces	$ 310